Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

The fair value of derivative financial instruments at 31 December 2022 and 2021 are attributable to the following:

	31 December 2022		31 December 2021
	Assets	Liabilities	Assets	Liabilities
Held for trading	794,399	131,074	1,941,240	—
Derivatives used for hedge accounting	1,199,843	21,432	1,642,001	99,413
Total	1,994,242	152,506	3,583,241	99,413

	31 December 2022		31 December 2021
							Change in	Change in
							intrinsic value	intrinsic value
							of outstanding	of outstanding
	Notional		Notional				hedging	hedging
	value		value				instruments	instruments
	in original		in original			Hedge	since 1 January	since 1 January
Currency	currency	Fair value	currency	Fair value	Maturity date	ratio	2022	2021
Participating cross currency swap contracts
EUR Contracts	233,600	203,017	300,200	287,056	October 2025	01:01	(7,288)	1,582,531
EUR Contracts	50,711	53,612	63,365	79,577	April 2026	01:01	(175)	129,104
USD Contracts	165,478	560,982	206,770	860,068	April 2026	01:01	10,061	876,842
Cross currency swap contracts
RMB Contracts	108,148	256,943	135,134	387,047	April 2026	01:01	73,799	224,672

Interest rate swap contracts
USD Contracts	120,105	103,857	150,075	(71,160)	April 2026	01:01	—	—

Derivatives used for hedge accounting		1,178,411		1,542,588

	31 December 2022			31 December 2021
	Notional value in			Notional value in
Currency	original currency	Fair value	Maturity	original currency	Fair value	Maturity
Cross currency swap contracts
USD Contracts	18,858	243,287	March 2023 - November 2025	36,572	467,952	March 2023 - November 2025
RMB Contracts	25,883	57,482	April 2026	32,342	83,518	April 2026
EUR Contracts	—	—	—	24,000	277,451	December 2022
Currency forward contracts
USD Contracts	377,435	7,673	January 2023 - June 2023	175,000	278,401	January 2022 - March 2022
EUR Contracts	26,900	28,699	February 2023 - April 2023	—	—	—
FX swap contracts
USD Contracts	357,451	(3,980)	January 2023	200,000	317,868	January 2022
RMB Contracts	148,422	1,864	January 2023	—	—	—
Participating cross currency swap contracts
USD Contracts	27,000	75,051	November 2025	36,000	96,738	November 2025
EUR Contracts	53,380	254,040	April 2026	66,700	399,960	April 2026

Interest rate swap contracts
USD Contracts	53,380	(791)	April 2026	—	—	—
EUR Contracts	—	—	—	35,000	19,352	September 2028

Derivatives held for trading	—	663,325		—	1,941,240	—

Summary of Fair Value of Financial Assets and Financial Liabilities

	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	Level 3	Pricing models based on discounted cash present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
b) FX swap, currency, interest swap and option contracts	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
c) Currency forward contracts	Level 2	Forward exchange rates at the balance sheet date
(*)

Since the bid-ask spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid- ask price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 15,892 lower as at 31 December 2022 (31 December 2021: TL 416,897).

Interest rate risk and currency risk [member]
Statement [LineItems]
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2022
Participating cross currency swap contracts	(37,531)	(25,064)	755,812	787,206
Cross currency swap contracts	64,781	236,336	236,439	206,121
Cash Flow sensitivity (net)	27,250	211,272	992,251	993,327

34. Derivative financial instruments (continued)

Cash flow sensitivity analysis for variable-rate instruments (continued)

	Profit or Loss		Equity, net of tax
	100 bp	100 bp	100 bp	100 bp
	increase	decrease	increase	decrease
31 December 2021
Participating cross currency swap contracts	1,971,140	3,664,033	(1,019,230)	(2,374,118)
Cross currency swap contracts	262,370	(55,620)	(362,533)	(306,545)
Cash Flow sensitivity (net)	2,233,510	3,608,413	(1,381,763)	(2,680,663)

Participating cross currency swap contracts [member]
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

Movements in the participating cross currency swap contracts for the years ended 31 December 2022 and 2021 are stated below:

	31 December	31 December
	2022	2021
Opening balance	1,723,399	1,781,744
Cash flow effect	(1,124,026)	92,328
Total gain/loss:
Gains recognized in profit or loss	1,221,599	414,157
Inflation adjustments	(674,270)	(564,830)
Closing balance	1,146,702	1,723,399